Short and Long-Term Debt - Components of Indebtedness (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Term Loan Credit Facility - EUR [Member]	Dec. 31, 2012 Term Loan Credit Facility - EUR [Member]	Sep. 30, 2013 Second-Priority Senior Secured 9.75% Notes [Member]	Dec. 31, 2012 Second-Priority Senior Secured 9.75% Notes [Member]	Sep. 30, 2013 Senior PIK Toggle Notes 9.125% Notes [Member]	Dec. 31, 2012 Senior PIK Toggle Notes 9.125% Notes [Member]	Sep. 30, 2013 Capital and Financing Lease Obligations [Member]	Dec. 31, 2012 Capital and Financing Lease Obligations [Member]	Dec. 31, 2011 Capital and Financing Lease Obligations [Member] Predecessor [Member]	Dec. 31, 2011 Term Facility Euro Loan [Member] Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Debt Instrument [Line Items]
Term loan credit facility					$ 345	$ 347	$ 160	$ 157
Second-Priority senior secured notes									400	400		248
Capital and financing lease obligations													7	9	8
Related Party debt-subordinated capitalization bonds			0	373
Term facility					345	347	160	157	400	400		248				413	337
Total	912	1,161		1,131
Less current maturities	(6)	(6)		(29)
Total Long-term debt		1,155		1,102
Total long-term debt	$ 906	$ 1,155		$ 729